STATUTORY RESERVES AND RESTRICTED NET ASSETS - Additional Information (Details)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
STATUTORY RESERVES AND RESTRICTED NET ASSETS
Statutory reserve funds	¥ 152,416,879	$ 21,467,468	¥ 150,208,980
Restricted net assets	¥ 901,492,604	$ 126,972,578	¥ 898,596,672